Summary of Significant Accounting Policies - Additional Information (Detail)	6 Months Ended
Dec. 31, 2020 USD ($) shares
Accounting Policies [Line Items]
Offering costs	$ 37,773,402,000
Unrecognized tax benefits	0
Accrued for interest and penalties	$ 0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	29,600,000
Cash, FDIC Insured Amount	$ 250,000,000,000
Offering cost	1,150,871
Other Expense [Member]
Accounting Policies [Line Items]
Offering cost	$ 1,150,871